15. Finance leases (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinanceLeasesLineItems [Line Items]
Finance lease receivables	R$ 208,049	R$ 205,331
Leasing - liabilities	1,940,074	1,887,172
LT Amazonas [Member]
FinanceLeasesLineItems [Line Items]
Finance lease receivables	208,049	205,331
Finance lease principal	185,558
Finance lease interest accrued	R$ 22,491
Finance lease receivables interest rate	12.56%
Leasing - liabilities	R$ 359,987	351,063
Finance lease principal	313,001
Finance lease interest accrued	R$ 46,986
Finance lease liabilities interest rate	14.44%
Sale of Towers (leaseback) [Member]
FinanceLeasesLineItems [Line Items]
Leasing - liabilities	R$ 1,501,695	R$ 1,466,895
Finance lease principal	1,354,903
Finance lease interest accrued	R$ 146,792